FAIR VALUE DISCLOSURES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value on Recurring Basis
Assets and liabilities measured at fair value on a recurring basis are summarized below. At September 30, 2018 and December 31, 2017, no assets were required to be measured at fair value on a non-recurring basis. Fair value measurements are required on a non-recurring basis for certain assets, including goodwill and mortgage loans on real estate, only when an OTTI or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. The Company recognizes transfers between valuation levels at the beginning of the reporting period.
Fair Value Measurements at September 30, 2018

	Level 1	Level 2	Level 3	Total
	(in millions)
Assets
Investments
Fixed maturities, available-for-sale:
Corporate	$—	$26,908	$1,142	$28,050
U.S. Treasury, government and agency	—	13,457	—	13,457
States and political subdivisions	—	420	39	459
Foreign governments	—	448	—	448
Residential mortgage-backed(1)	—	242	—	242
Asset-backed(2)	—	83	537	620
Redeemable preferred stock	176	327	—	503
Total fixed maturities, available-for-sale	$176	$41,885	$1,718	$43,779
Other equity investments	$12	$—	$53	$65
Trading securities	537	14,420	36	14,993
Other invested assets:
Short-term investments	—	1,499	—	1,499
Assets of consolidated VIEs/VOEs	86	214	28	328
Swaps	—	(433)	—	(433)
Credit Default Swaps	—	25	—	25
Futures	—	—	—	—
Options	—	2,554	—	2,554
Total other invested assets	$86	$3,859	$28	$3,973
Cash equivalents	$3,849	$—	$—	$3,849
Segregated securities	—	1,263	—	1,263
GMIB reinsurance contract asset	—	—	1,375	1,375
Separate Accounts assets	122,634	2,720	367	125,721
Total Assets	$127,294	$64,147	$3,577	$195,018
Liabilities
Other invested liabilities
GMxB derivative features’ liability	$—	$—	$4,294	$4,294
SCS, SIO, MSO and IUL indexed features’ liability	—	2,458	—	2,458
Liabilities of consolidated VIEs/VOEs	1	3	—	4
Contingent payment arrangements	—	—	12	12
Total Liabilities	$1	$2,461	$4,306	$6,768
______________

(1)	Includes publicly traded agency pass-through securities and collateralized obligations.

(2)	Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

Fair Value Measurements at December 31, 2017

	Level 1	Level 2	Level 3	Total
	(in millions)
Assets
Investments
Fixed maturities, available-for-sale:
Corporate	$—	$24,296	$1,150	$25,446
U.S. Treasury, government and agency	—	18,508	—	18,508
States and political subdivisions	—	449	40	489
Foreign governments	—	419	—	419
Residential mortgage-backed(1)	—	818	—	818
Asset-backed(2)	—	208	541	749
Redeemable preferred stock	184	327	1	512
Total fixed maturities, available-for-sale	$184	$45,025	$1,732	$46,941
Other equity investments	$13	$—	$34	$47
Trading securities	485	13,647	38	14,170
Other invested assets:
Short-term investments	—	1,730	—	1,730
Assets of consolidated VIEs/VOEs	1,060	215	27	1,302
Swaps	—	222	—	222
Credit Default Swaps	—	33	—	33
Futures	(2)	—	—	(2)
Foreign currency contract(3)	—	5	—	5
Options	—	1,999	—	1,999
Total other invested assets	$1,058	$4,204	$27	$5,289
Cash equivalents	3,608	—	—	3,608
Segregated securities	—	825	—	825
GMIB reinsurance contract asset	—	—	1,894	1,894
Separate Accounts’ assets	121,000	2,997	349	124,346
Total Assets	$126,348	$66,698	$4,074	$197,120
Liabilities
Other invested liabilities
GMxB derivative features’ liability	$—	$—	$4,451	$4,451
SCS, SIO, MSO and IUL indexed features’ liability	—	1,786	—	1,786
Liabilities of consolidated VIEs/VOEs	670	22	—	692
Contingent payment arrangements	—	—	15	15
Total Liabilities	$670	$1,808	$4,466	$6,944
_______________

(1)	Includes publicly traded agency pass-through securities and collateralized obligations.

(2)	Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

(3)	Reported in Other assets in the consolidated balance sheets.

Assets and liabilities measured at fair value on a recurring basis are summarized below. At December 31, 2017 and 2016, no assets were required to be measured at fair value on a non-recurring basis. Fair value measurements are required on a non-recurring basis for certain assets, including goodwill, mortgage loans on real estate and real estate held for sale, only when an OTTI or other event occurs. When such fair value measurements are recorded, they are classified and disclosed within the fair value hierarchy. The Company recognizes transfers between valuation levels at the beginning of the reporting period.

Fair Value Measurements at December 31, 2017

	Level 1	Level 2	Level 3	Total
	(in millions)
Assets
Investments
Fixed maturities, available-for-sale:
Public Corporate	$—	$17,906	$48	$17,954
Private Corporate	—	6,390	1,102	7,492
U.S. Treasury, government and agency	—	18,508	—	18,508
States and political subdivisions	—	449	40	489
Foreign governments	—	419	—	419
Commercial mortgage-backed	—	—	—	—
Residential mortgage-backed(1)	—	818	—	818
Asset-backed(2)	—	208	541	749
Redeemable preferred stock	184	327	1	512

Subtotal	184	45,025	1,732	46,941

Other equity investments	13	—	34	47
Trading securities	485	13,647	38	14,170
Other invested assets
Short-term investments	—	1,730	—	1,730
Assets of consolidated VIEs/VOEs	1,060	215	27	1,302
Swaps	—	222	—	222
Credit Default Swaps	—	33	—	33
Futures	(2)	—	—	(2)
Foreign currency contract(3)	—	5	—	5
Options	—	1,999	—	1,999

Subtotal	1,058	4,204	27	5,289

Cash equivalents	3,608	—	—	3,608
Segregated securities	—	825	—	825
GMIB reinsurance contracts asset	—	—	1,894	1,894
Separate Account assets	121,000	2,997	349	124,346

Total Assets	$126,348	$66,698	$4,074	$197,120

Liabilities
Other invested liabilities
GMxB derivative features’ liability	—	—	4,451	4,451
SCS, SIO, MSO and IUL indexed features liability	—	1,786	—	1,786
Liabilities of consolidated VIEs and VOEs	670	22	—	692
Contingent payment arrangements	—	—	15	15

Total Liabilities	$670	$1,808	$4,466	$6,944

(1)	Includes publicly traded agency pass-through securities and collateralized obligations.
(2)	Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
(3)	Reported in Other assets in the consolidated balance sheets.

Fair Value Measurements at December 31, 2016

	Level 1	Level 2	Level 3	Total
	(in millions)
Assets
Investments
Fixed maturities, available-for-sale
Public Corporate	$—	$16,566	$29	$16,595
Private Corporate	—	6,469	828	7,297
U.S. Treasury, government and agency	—	14,836	—	14,836
States and political subdivisions	—	461	42	503
Foreign governments	—	400	—	400
Commercial mortgage-backed	—	22	373	395
Residential mortgage-backed(1)	—	1,005	—	1,005
Asset-backed(2)	—	162	120	282
Redeemable preferred stock	227	338	1	566

Subtotal	227	40,259	1,393	41,879

Other equity investments	3	—	16	19
Trading securities	494	11,565	26	12,085
Other invested assets
Short-term investments	—	1,511	—	1,511
Assets of consolidated VIEs/VOEs	342	205	46	593
Swaps	—	(978)	—	(978)
Credit Default Swaps	—	5	—	5
Options	—	1,016	—	1,016
Floors	—	11	—	11

Subtotal	342	1,770	46	2,158

Cash equivalents	3,917	—	—	3,917
Segregated securities	—	946	—	946
GMIB reinsurance contracts asset	—	—	1,735	1,735
Separate Account assets	109,817	2,832	313	112,962

Total Assets	$114,800	$57,372	$3,529	$175,701

Liabilities
Other invested liabilities
Foreign currency contracts	$—	$81	$—	$81
GMxB derivative features liability	—	—	5,731	5,731
SCS, SIO, MSO and IUL indexed features’ liability	—	940	—	940
Liabilities of consolidated VIEs and VOEs	248	2	—	250
Contingent payment arrangements	—	—	25	25

Total Liabilities	$248	$1,023	$5,756	$7,027

(1)	Includes publicly traded agency pass-through securities and collateralized obligations.
(2)	Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

Schedule of Reconciliation for all Level 3 Assets and Liabilities

The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2017, 2016 and 2015 respectively:

Level 3 Instruments

Fair Value Measurements

	Corporate	State and Political Subdivisions	Foreign Governments	Commercial Mortgage- backed	Residential Mortgage- backed	Asset- backed
	(in millions)
Balance, January 1, 2017	$857	$42	$—	$373	$—	$120
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Net investment income (loss)	4	—	—	(2)	—	—
Investment gains (losses), net	1	—	—	(95)	—	15

Subtotal	5	—	—	(97)	—	15

Other comprehensive income (loss)	4	(1)	—	78	—	(7)
Purchases	615	—	—	—	—	434
Sales	(333)	(1)	—	(354)	—	(21)
Transfers into Level 3(1)	7	—	—	—	—	—
Transfers out of Level 3(1)	(5)	—	—	—	—	—

Balance, December 31, 2017	$1,150	$40	$—	$—	$—	$541

Balance, January 1, 2016	$430	$45	$1	$535	$—	$41
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Net investment income (loss)	—	—	—	—	—	—
Investment gains (losses), net	2	—	—	(71)	—	—

Subtotal	2	—	—	(71)	—	—

Other comprehensive income (loss)	8	(2)	—	14	—	1
Purchases	574	—	—	—	—	96
Sales	(144)	(1)	—	(91)	—	(9)
Transfers into Level 3(1)	25	—	—	—	—	—
Transfers out of Level 3(1)	(38)	—	(1)	(14)	—	(9)

Balance, December 31, 2016	$857	$42	$—	$373	$—	$120

	Corporate	State and Political Subdivisions	Foreign Governments	Commercial Mortgage- backed	Residential Mortgage- backed	Asset- backed
	(in millions)
Balance, January 1, 2015	$389	$47	$—	$752	$2	$54
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Net investment income (loss)	2	—	—	2	—	—
Investment gains (losses), net	2	—	—	(40)	—	—

Subtotal	4	—	—	(38)	—	—

Other comprehensive income (loss)	(26)	(1)	—	72	—	(4)
Purchases	63	—	1	—	—	—
Sales	(39)	(1)	—	(177)	(2)	(9)
Transfers into Level 3(1)	100	—	—	—	—	—
Transfers out of Level 3(1)	(61)	—	—	(74)	—	—

Balance, December 31, 2015	$430	$45	$1	$535	$—	$41

	Redeemable Preferred Stock	Other Equity Investments(2)	GMIB Reinsurance Asset	Separate Account Assets	GMxB Derivative Features Liability	Contingent Payment Arrangement
	(in millions)
Balance, January 1, 2017	$1	$88	$1,735	$313	$(5,731)	(25)
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Investment gains (losses), net	—	—	—	29	—	—
Net derivative gains (losses)	—	—	174	—	1,652	—

Subtotal	—	—	174	29	1,652	—

Other comprehensive income (loss)	—	14	—	—	—	—
Purchases(2)	—	22	48	13	(393)	—
Sales(3)	—	(3)	(63)	(2)	21	—
Settlements(4)	—	—	—	(4)	—	10
Activity related to VIEs/VOEs	—	(22)	—	—	—	—
Transfers into Level 3(1)	—	—	—	—	—	—
Transfers out of Level 3(1)	—	—	—	—	—	—

Balance, December 31, 2017	$1	$99	$1,894	$349	$(4,451)	$(15)

Balance, January 1, 2016	$—	$81	$1,829	$313	$(5,534)	(31)
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Net investment income (loss)	—	—	—	—	—	—
Investment gains (losses), net	—	—	—	19	—	—
Net derivative gains (losses)	—	—	(77)	—	136	—

Subtotal	—	—	(77)	19	136	—

Other comprehensive income(loss)	—	(1)	—	—	—	—
Purchases(2)	1	4	48	10	(356)	(18)
Sales(3)	—	—	(65)	—	23	—
Settlements(4)	—	—	—	—	—	—
Activity related to consolidated VIEs/VOEs	—	60	—	(7)	—	24
Transfers into Level 3(1)	—	—	—	1	—	—
Transfers out of Level 3(1)	—	(56)	—	(23)	—	—

Balance, December 31, 2016	$1	$88	$1,735	$313	$(5,731)	$(25)

	Redeemable Preferred Stock	Other Equity Investments(2)	GMIB Reinsurance Asset	Separate Account Assets	GMxB Derivative Features Liability	Contingent Payment Arrangement
	(in millions)
Balance, January 1, 2015	$—	$87	$2,151	$260	$(4,454)	$(42)
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Net investment income (loss)	—	—	—	—	—	—
Investment gains (losses), net	—	5	—	36	—	—
Net derivative gains (losses)	—	—	(330)	—	(776)	—

Subtotal	—	5	(330)	36	(776)	—

Other comprehensive income (loss)	—	2	—	—	—	—
Purchases(2)	—	7	49	26	(317)	—
Sales(3)	—	(20)	(41)	(2)	13	11
Settlements(4)	—	—	—	(5)	—	—
Transfers into Level 3(1)	—	—	—	—	—	—
Transfers out of Level 3(1)	—	—	—	(2)	—	—

Balance, December 31, 2015	$—	$81	$1,829	$313	$(5,534)	$(31)

(1)	Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.
(2)	For the GMIB reinsurance contract asset, and GMxB derivative features liability, represents attributed fee.
(3)	For the GMIB reinsurance contract asset, represents recoveries from reinsurers and for GMxB derivative features liability represents benefits paid.
(4)	For contingent payment arrangements, it represents payments under the arrangement.

Schedule of Changes in Unrealized Gains (Losses)

The table below details changes in unrealized gains (losses) for 2017, 2016 and 2015 by category for Level 3 assets and liabilities still held at December 31, 2017, 2016 and 2015 respectively

	Earnings (Loss)
	Investment Gains (Losses), Net	Net Derivative Gains (Losses)	OCI
	(in millions)
Held as of December 31, 2017
Change in unrealized gains (losses)
Fixed maturities, available-for-sale Corporate	$—	$—	$5
State and political subdivisions	—	—	(1)
Commercial mortgage-backed	—	—	—
Asset-backed	—	—	1

Subtotal	$—	$—	$5

GMIB reinsurance contracts	—	174	—
Separate Account assets(1)	29	—	—
GMxB derivative features liability	—	1,652	—

Total	$29	$1,826	$5

Held as of December 31, 2016
Change in unrealized gains (losses)
Fixed maturities, available-for-sale Corporate	$—	$—	$11
State and political subdivisions	—	—	(2)
Commercial mortgage-backed	—	—	10
Asset-backed	—	—	1

Subtotal	$—	$—	$20

GMIB reinsurance contracts	—	(77)	—
Separate Account assets(1)	20	—	—
GMxB derivative features liability	—	136	—

Total	$20	$59	$20

	Earnings (Loss)
	Investment Gains (Losses), Net	Net Derivative Gains (losses)	OCI
	(in millions)
Held as of December 31, 2015
Change in unrealized gains (losses)
Fixed maturities, available-for-sale Corporate	$—	$—	$(25)
State and political subdivisions	—	—	(2)
Commercial mortgage-backed	—	—	68
Asset-backed	—	—	(4)

Subtotal	$—	$—	$37

GMIB reinsurance contracts	—	(330)	—
Separate Account assets(1)	36	—	—
GMxB derivative features liability	—	(776)	—

Total	$36	$(1,106)	$37

(1)	There is an investment expense that offsets this investment gain (loss).

Schedule of Quantitative Information about Level 3 Fair Value Measurements

The following table discloses quantitative information about Level 3 fair value measurements by category for assets and liabilities as of December 31, 2017 and 2016, respectively.

Quantitative Information about Level 3 Fair Value Measurements

December 31, 2017

	Fair Value	Valuation Technique	Significant Unobservable Input	Range	Weighted Average
	(in millions)
Assets
Investments
Fixed maturities, available-for-sale
Corporate	$53	Matrix pricing model	Spread over the industry- specific benchmark yield curve	0 - 565 bps	125 bps

	789	Market comparable companies	EBITDA multiples Discount Rate Cash flow Multiple	5.3x - 27.9x 7.2% - 17.0% 9.0x - 17.7x	12.9x 11.1x 13.1x

Other equity investments	38	Discounted cash flow	Earnings Multiple Discounts factor Discount years	10.8x 10.0% 12

Separate Account assets	326	Third party appraisal	Capitalization Rate Exit capitalization Rate Discount Rate	4.6% 5.6% 6.6%

	1	Discounted cash flow	Spread over U.S. Treasury curve Discount factor	243 bps 4.409%

GMIB reinsurance contract asset	1,894	Discounted cash flow	Lapse Rates Withdrawal Rates GMIB Utilization Rates Non-performance risk Volatility rates - Equity Mortality Rates(1): Ages 0-40 Ages 41-60 Ages 60-115	1.0% - 6.3% 0.0% - 8.0% 0.0% -16.0% 5bps - 10bps 9.9% -30.9% 0.01% - 0.18% 0.07% - 0.54% 0.42% - 42.0%

Liabilities:
GMIBNLG	4,149	Discounted cash flow	Non-performance risk Lapse Rates Withdrawal Rates Utilization Rates NLG Forfeiture Rates Long -term Equity Volatility Mortality Rates(1): Ages 0-40 Ages 41-60 Ages 60-115	1.0% 0.8% - 26.2% 0.0% - 12.4% 0.0% -16.0% 0.55% - 2.1% 20.0% 0.01% - 0.19% 0.06% - 0.53% 0.41% - 41.2%

Assumed GMIB Reinsurance Contracts	194	Discounted cash flow	Lapse Rates Withdrawal Rates (Age 0-85) Withdrawal Rates (Age 86+) GMIB Utilization Rates Non-performance risk Volatility rates - Equity	1.1% - 13.3% 0.7% - 22.2% 1.3% - 100% 0 - 30% 1.3% 9.9% -30.9%

GWBL/GMWB	130	Discounted cash flow	Lapse Rates Withdrawal Rates Utilization Rates Volatility rates - Equity	0.9% - 5.7% 0.0% - 7.0% 100% after delay 9.9% - 30.9%

GIB	(27)	Discounted cash flow	Lapse Rates Withdrawal Rates Utilization Rates Volatility rates - Equity	0.9% - 5.7% 0.0% - 7.0% 0.0% - 16.0% 9.9% -30.9%

GMAB	5	Discounted cash flow	Lapse Rates Volatility rates - Equity	0.5% -11.0% 9.9% - 30.9%

(1)

Mortality rates vary by age and demographic characteristic such as gender. Mortality rate assumptions are based on a combination of company and industry experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuating the embedded derivatives.

Quantitative Information about Level 3 Fair Value Measurements

December 31, 2016

	Fair Value	Valuation Technique	Significant Unobservable Input	Range	Weighted Average
	(in millions)
Assets
Investments
Fixed maturities, available-for-sale
Corporate	$55	Matrix pricing model	Spread over the industry- specific benchmark yield curve	0 - 565 bps	151 bps

	636	Market comparable companies	EBITDA multiples Discount rate Cash flow Multiples	4.3x - 25.6x 7.0% - 17.8% 14.0x - 16.5x	11.7x 11.4% 15.6x

Asset-backed	2	Matrix pricing model	Spread over U.S. Treasury curve	25 bps - 687 bps	38 bps

Other equity investments	26	Discounted Cash Flow	Earnings Multiple Discounts factor Discount years	10.8x 10.0% 12

Separate Account assets	295	Third party appraisal	Capitalization Rate Exit capitalization Rate Discount Rate	4.8% 5.7% 6.6%

	3	Discounted cash flow	Spread over U.S. Treasury curve Gross domestic product rate Discount factor	273 bps - 512 bps 1.1% - 7.0%	283 bps 4.3%

GMIB reinsurance contract asset	1,735	Discounted cash flow	Lapse Rates Withdrawal Rates GMIB Utilization Rates Non-performance risk Volatility rates - Equity	1.5% - 5.7% 0.0% - 8.0% 0.0% - 16.0% 5 bps - 17 bps 11.0% - 38.0%

Liabilities
GMIBNLG	5,309	Discounted cash flow	Non-performance risk Lapse Rates Withdrawal Rates Annuitization NLG Forfeiture Rates Long-term Equity Volatility	1.1% 1.2% - 26.20% 0.0% - 11.5% 0.0% - 16.0% 0.55% - 2.1% 20.0%

Assumed GMIB Reinsurance Contracts	258	Discounted cash flow	Lapse Rates Withdrawal Rates (Age 0-85) Withdrawal Rates (Age 86+) GMIB Utilization Rates Non-performance risk Volatility rates - Equity	0.7% - 14.6% 0.7% - 22.7% 1.3% - 100.0% 0.0% - 27.3% 1.8% 9.0% - 35.0%

GWBL/GMWB	114	Discounted cash flow	Lapse Rates Withdrawal Rates Utilization Rates Volatility rates - Equity	1.0% - 5.7% 0.0% - 7.0% 100% after delay 9.0% - 35.0%

GIB	30	Discounted cash flow	Withdrawal Rates Utilization Rates Volatility rates - Equity	1.0% - 5.7% 0.0% - 8.0% 0.0% - 16.0% 9.0% - 35.0%

GMAB	20	Discounted cash flow	Lapse Rates Volatility rates - Equity	1.0% - 11.0% 9.0% - 35.0%

Schedule of Carrying Value Levels

	Carrying Value	Fair Value
		Level 1	Level 2	Level 3	Total
	(in millions)
December 31, 2017:
Mortgage loans on real estate	$10,952	$—	$—	$10,912	$10,912
Loans to affiliates	1,230	—	1,230	—	1,230
Policyholders liabilities: Investment contracts	2,224	—	—	2,329	2,329
FHLBNY funding agreements	3,014	—	3,020	—	3,020
Short term and long-term debt	2,408	—	2,500	—	2,500
Loans from affiliates	3,622	—	3,622	—	3,622
Policy loans	3,819	—	—	4,754	4,754
Separate Account liabilities	7,537	—	—	7,537	7,537
December 31, 2016:
Mortgage loans on real estate	$9,774	$—	$—	$9,624	$9,624
Loans to affiliates	1,246	—	1,361	—	1,361
Policyholders liabilities: Investment contracts	2,398	—	—	2,510	2,510
FHLBNY funding agreements	2,255	—	2,202	—	2,202
Short term and long-term debt	1,605	—	1,716	—	1,716
Loans from affiliates	2,904	—	3,031	—	3,031
Policy loans	3,855	—	—	4,742	4,742
Separate Account liabilities	6,194	—	—	6,194	6,194

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
The tables below presents a reconciliation for all Level 3 assets and liabilities for the three and nine months ended September 30, 2018 and 2017, respectively:
Level 3 Instruments - Fair Value Measurements

	Corporate	State and Political Sub- divisions	Commercial Mortgage- backed	Asset- backed
	(in millions)
Balance, July 1, 2018	$1,160	$38	$—	$538
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Net investment income (loss)	3	—	—	—
Investment gains (losses), net	(4)	—	—	—
Subtotal	(1)	—	—	—
Other comprehensive income (loss)	(1)	—	—	(1)
Purchases	37	—	—	—
Sales	(53)	—	—	—
Settlements	—	—	—	—
Transfers into Level 3(1)	—	1	—	—
Transfers out of Level 3(1)	—	—	—	—
Balance, September 30, 2018	$1,142	$39	$—	$537
Balance, July 1, 2017	$1,089	$42	$501	$513
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Net investment income (loss)	2	—	—	—
Investment gains (losses), net	—	—	(49)	—
Subtotal	2	—	(49)	—
Other comprehensive income (loss)	7	—	28	(1)
Purchases	198	—	(196)	(1)
Sales	(121)	—	(25)	(1)
Transfers into Level 3(1)	(7)	—	—	—
Transfers out of Level 3(1)	—	—	(2)	—
Balance, September 30, 2017	$1,168	$42	$257	$510
______________

(1)	Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

	Corporate	State and Political Sub- divisions	Commercial Mortgage- backed	Asset- backed
	(in millions)
Balance, January 1, 2018	$1,150	$40	$—	$541
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Net investment income (loss)	7	—	—	—
Investment gains (losses), net	(3)	—	—	—
Subtotal	4	—	—	—
Other comprehensive income (loss)	(15)	(1)	—	(2)
Purchases	237	—	—	—
Sales	(271)	(1)	—	(2)
Settlements	—	—	—	—
Transfers into Level 3(1)	65	1	—	—
Transfers out of Level 3(1)	(28)	—	—	—
Balance, September 30, 2018	$1,142	$39	$—	$537
Balance, January 1, 2017	$857	$42	$373	$120
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Net investment income (loss)	6	—	1	—
Investment gains (losses), net	(1)	—	(68)	15
Subtotal	5	—	(67)	15
Other comprehensive income (loss)	—	—	47	(8)
Purchases	531	—	—	404
Sales	(226)	—	(94)	(20)
Transfers into Level 3(1)	6	—	—	—
Transfers out of Level 3(1)	(5)	—	(2)	(1)
Balance, September 30, 2017	$1,168	$42	$257	$510
______________

(1)	Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

	Redeemable Preferred Stock	Other Equity Investments(2)	GMIB Reinsurance Contract Asset	Separate Accounts Assets	GMxB derivative features liability	Contingent Payment Arrangement
	(in millions)
Balance, July 1, 2018	$—	$111	$1,636	$361	$(3,692)	$(13)
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Net investment income (loss)	—	—	—	—	—	—
Investment gains (losses), net	—	—	—	6	—	—
Net derivative gains (losses), excluding non-performance risk	—	—	(269)	—	(188)	—
Non-performance risk(5)	—	—	7		(323)	—
Subtotal	—	—	(262)	6	(511)	—
Other comprehensive income (loss)	—	(6)	—	—	—	—
Purchases(2)	—	14	12	1	(99)	—
Sales(3)	—	(1)	(11)	—	8	—
Settlements(4)	—	—	—	(1)	—	1
Activity related to consolidated VIEs	—	(1)	—	—	—	—
Transfers into Level 3(1)	—	—	—	—	—	—
Transfers out of Level 3(1)	—	—	—	—	—	—
Balance, September 30, 2018	$—	$117	$1,375	$367	$(4,294)	$(12)
Balance, July 1, 2017	$1	$61	$2,091	$334	(5,122)	$(24)
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Net investment income (loss)	—	(8)	—	—	—	—
Investment gains (losses), net	—	—	—	4	—	—
Net derivative gains (losses), excluding non-performance risk	—	—	(78)	—	476	—
Non-performance risk(5)	—	—	(3)		(63)	—
Subtotal	—	(8)	(81)	4	413	—
Other comprehensive income (loss)	—	2	—	—	—	—
Purchases(2)	—	6	12	1	(105)	—
Sales(3)	—	(3)	(11)	—	6	—
Settlements(4)	—	—	—	(1)	—	5
Activity related to consolidated VIEs	—	—	—	—	—	—
Transfers into Level 3(1)	—	1	—	1	—	—
Transfers out of Level 3(1)	—	—	—	—	—	—
Balance, September 30, 2017	$1	$59	$2,011	$338	(4,807)	$(19)
______________

(1)	Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

(2)	For the GMIB reinsurance contract asset and the GMxB derivative features liability, represents attributed fee.

(3)	For the GMIB reinsurance contract asset, represents recoveries from reinsurers and for the GMxB derivative features liability, represents benefits paid.

(4)	For contingent payment arrangements, represents payments under the arrangement.

(5)	The Company’s non-performance risk is recorded through Net derivative gains (losses).

	Redeemable Preferred Stock	Other Equity Investments(2)	GMIB Reinsurance Contract Asset	Separate Accounts Assets	GMxB Derivative Features Liability	Contingent Payment Arrangement
	(in millions)
Balance, January 1, 2018	$1	$99	$1,894	$349	$(4,451)	$(15)
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Net investment income (loss)	—	—	—	—	—	—
Investment gains (losses), net	—	(1)	—	19	—	—
Net derivative gains (losses), excluding non-performance risk	—	—	(524)	—	657	—
Non-performance risk(5)	—	—	2	—	(205)	—
Subtotal	—	(1)	(522)	19	452	—
Other comprehensive income (loss)	—	—	—	—	—	—
Purchases(2)	—	24	34	4	(313)	—
Sales(3)	(1)	(3)	(31)	(1)	18	—
Settlements(4)	—	—	—	(4)	—	3
Activity related to consolidated VIEs	—	(3)	—	—	—	—
Transfers into Level 3(1)	—	6	—	—	—	—
Transfers out of Level 3(1)	—	(5)	—	—	—	—
Balance, September 30, 2018	$—	$117	$1,375	$367	$(4,294)	$(12)
Balance, January 1, 2017	$1	$48	$1,735	$313	$(5,731)	$(25)
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Net investment income (loss)	—	—	—	—	—	—
Investment gains (losses), net	—	(4)	—	22	—	—
Net derivative gains (losses), excluding non-performance risk	—	—	287	—	1,288	—
Non-performance risk(5)	—	—	(1)	—	(77)	—
Subtotal	—	(4)	286	22	1,211	—
Other comprehensive income (loss)	—	4	—	—	—	—
Purchases(2)	—	20	36	7	(303)	—
Sales(3)	—	(3)	(46)	(1)	16	—
Settlements(4)	—	—	—	(4)	—	6
Activity related to consolidated VIEs	—	(7)	—	—	—	—
Transfers into Level 3(1)	—	1	—	1	—	—
Transfers out of Level 3(1)	—	—	—	—	—	—
Balance, September 30, 2017	1	59	2,011	338	(4,807)	(19)
______________________

(1)	Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

(2)	For the GMIB reinsurance contract asset and the GMxB derivative features liability, represents attributed fee.

(3)	For the GMIB reinsurance contract asset, represents recoveries from reinsurers and for the GMxB derivative features liability, represents benefits paid.

(4)	For contingent payment arrangements, represents payments under the arrangement.

Fair Value Assets Unrealized Gains Losses By Category For Level 3 Assets And Liabilities Still Held
The tables below details changes in unrealized gains (losses) for the nine months ended September 30, 2018 and 2017 by category for Level 3 assets and liabilities still held at September 30, 2018 and 2017, respectively.
Level 3 Instruments

	Income (Loss)
	Investment Gains (Losses), Net	Net Derivative Gains (losses)	OCI
	(in millions)
Level 3 Instruments
Nine Months Ended September 30, 2018
Held at September 30, 2018:
Change in unrealized gains (losses):
Fixed maturities, available-for-sale:
Corporate	$—	$—	$(15)
State and political subdivisions	—	—	(1)
Subtotal	—	—	(16)
GMIB reinsurance contracts	—	(524)	—
Separate Accounts assets(1)	19	—	—
GMxB derivative features' liability	—	657	—
Total	$19	$134	$(16)
_________________

(1)	There is an investment expense that offsets this investment gain (loss).

	Income (Loss)
	Investment Gains (Losses), Net	Net Derivative Gains (losses)	OCI
	(in millions)
Level 3 Instruments
Nine Months Ended September 30, 2017
Held at September 30, 2017:
Change in unrealized gains (losses):
Fixed maturities, available-for-sale:
Commercial mortgage-backed	$—	$—	$24
State and political subdivisions	—	—	1
Asset-backed	—	—	2
Subtotal	—	—	27
GMIB reinsurance contracts	—	287	—
Separate Accounts assets(1)	22	—	—
GMxB derivative features liability	—	1,288	—
Total	$22	$1,575	$27
_________________

(1)	There is an investment expense that offsets this investment gain (loss).

Fair Value Inputs Quantitative Information
The following tables disclose quantitative information about Level 3 fair value measurements by category for assets and liabilities as of September 30, 2018 and December 31, 2017, respectively.
Quantitative Information about Level 3 Fair Value Measurements at September 30, 2018

	Fair Value	Valuation Technique	Significant Unobservable Input	Range	Weighted Average
	(in millions)
Assets:
Investments:
Fixed maturities, available-for-sale:
Corporate	$39	Matrix pricing model	Spread over the industry-specific benchmark yield curve	50 - 565 bps	194 bps
	755	Market comparable companies	EBITDA multiples Discount rate Cash flow multiples	4.2x - 37.3x 7.2% - 16.5% 9.0x - 17.7x	13.8x 11.1% 13.1x
Other equity investments	36	Discounted cash flow	Earnings Multiple Discounts factor Discount years	10.8x 10.0% 12	10.8x
Separate Accounts’ assets	345	Third party appraisal	Capitalization Rate Exit capitalization Rate Discount Rate	4.4% 5.6% 6.5%
	1	Discounted cash flow	Spread over U.S. Treasury curve Discount factor	228 bps 4.8%
GMIB reinsurance contract asset	1,375	Discounted cash flow	Lapse Rates Withdrawal Rates Utilization Rates Non-performance risk Volatility rates - Equity Mortality Rates(1): Ages 0-40 Ages 41-60 Ages 60-115	1.0% - 6.3% 0.0 - 8.0% 0.0% - 16.0% 0.5% - 1.3% 6.0% - 31.0% 0.01% - 0.18% 0.07% - 0.54% 0.42% - 42.0%
Liabilities:
GMIBNLG	4,163	Discounted cash flow	Lapse Rates Withdrawal Rates Utilization Rates Non-performance risk NLG Forfeiture Rates Long-term equity Volatility Mortality Rates(1): Ages 0-40 Ages 41-60 Ages 60-115	0.8% - 26.2% 0.0% - 12.4% 0.0% - 100.0% 0.0% - 1.4% 0.8% - 1.2% 20.0% 0.01% - 0.19% 0.06% - 0.53% 0.41% - 41.2%
Assumed GMIB Reinsurance Contracts	137	Discounted cash flow	Lapse Rates Withdrawal Rates (Age 0-85) Withdrawal Rates (Age 86+) Utilization Rates Non-performance risk Volatility rates - Equity	0.7% - 13.4% 0.1% - 22.7% 1.3% - 100.0% 0.0% - 27.3% 0.7% to 1.7% 10.0%-30.0%
GWBL/GMWB	77	Discounted cash flow	Lapse Rates Withdrawal Rates Utilization Rates Volatility rates - Equity	0.5% - 5.7% 0.0% - 7.0% 100% after delay 6.0% - 31.0%
GIB	(84)	Discounted cash flow	Lapse Rates Withdrawal Rates Utilization Rates Volatility rates - Equity	0.5% - 5.7% 0.0% - 8.0% 0.0% - 38.0% 6.0% - 31.0%
GMAB	1	Discounted cash flow	Lapse Rates Volatility rates - Equity	0.5% - 11.0% 6.0% - 31.0%

(1) Mortality rates vary by age and demographic characteristic such as gender. Mortality rate assumptions are based on a combination of company and industry experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuating the embedded derivatives.

Quantitative Information about Level 3 Fair Value Measurements at December 31, 2017

	Fair Value	Valuation Technique	Significant Unobservable Input	Range	Weighted Average
	(in millions)
Assets:
Investments:
Fixed maturities, available-for-sale:
Corporate	$53	Matrix pricing model	Spread over the industry-specific benchmark yield curve	0 bps-565 bps	125 bps
	789	Market comparable companies	EBITDA multiples Discount Rate Cash flow Multiples	5.3x - 27.9x 7.2% - 17.0% 9.0x - 17.7x	12.9x 11.1% 13.1x
Other equity investments	38	Discounted cash flow	Earnings Multiple Discounts factor Discount years	10.8x 10.0% 12
Separate Accounts’ assets	326	Third party appraisal	Capitalization Rate Exit capitalization Rate Discount Rate	4.6% 5.6% 6.6%
	1	Discounted cash flow	Spread over U.S. Treasury curve Discount factor	243 bps 4.409%
GMIB reinsurance contract asset	1,894	Discounted Cash flow	Lapse Rates Withdrawal Rates Utilization Rates Non-performance risk Volatility rates - Equity Mortality Rates(1): Ages 0-40 Ages 41-60 Ages 60-115	1.0% - 6.3% 0.0% - 8.0% 0.0% - 16.0% 5bps - 10bps 9.9% - 30.9% 0.01% - 0.18% 0.07% - 0.54% 0.42% - 42.0%

	Fair Value	Valuation Technique	Significant Unobservable Input	Range	Weighted Average
	(in millions)
Liabilities:
GMIBNLG	4,149	Discounted cash flow	Non-performance risk Lapse Rates Withdrawal Rates Utilization Rates NLG Forfeiture Rates Long-term Equity Volatility Mortality Rates(1): Ages 0-40 Ages 41-60 Ages 60-115	1.0% 0.8% - 26.2% 0.0% - 12.4% 0.0% - 16.0% 0.6% - 2.1% 20.0% 0.01% - 0.19% 0.06% - 0.53% 0.41% - 41.2%
Assumed GMIB Reinsurance Contracts	194	Discounted cash flow	Lapse Rates Withdrawal Rates (Age 0-85) Withdrawal Rates (Age 86+) Utilization Rates Non-performance Risk Volatility Rates - Equity	1.1% - 13.3% 0.7% - 22.2% 1.3% - 100% 0 - 30% 1.3% 9.9% - 30.9%
GWBL/GMWB	130	Discounted cash flow	Lapse Rates Withdrawal Rates Utilization Rates Volatility rates - Equity	0.9% - 5.7% 0.0% - 7.0% 100% after delay 9.9% - 30.9%
GIB	(27)	Discounted cash flow	Lapse Rates Withdrawal Rates Utilization Rates Volatility rates - Equity	0.9% - 5.7% 0.0% - 7.0% 0.0% - 16.0% 9.9% - 30.9%
GMAB	5	Discounted cash flow	Lapse Rates Volatility rates - Equity	0.5% - 11.0% 9.9% - 30.9%

(1) Mortality rates vary by age and demographic characteristic such as gender. Mortality rate assumptions are based on a combination of company and industry experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuating the embedded derivatives.

Fair Value Disclosure Financial Instruments Not Carried At Fair Value
The carrying values and fair values at September 30, 2018 and December 31, 2017 for financial instruments not otherwise disclosed in Note 3 are presented in the table below. Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts, limited partnerships accounted for under the equity method and pension and other postretirement obligations.

	Carrying Value	Fair Value
		Level 1	Level 2	Level 3	Total
	(in millions)
September 30, 2018:
Mortgage loans on real estate	$12,070	$—	$—	$11,675	$11,675
Policyholders’ liabilities: Investment contracts	2,180	—	—	2,212	2,212
FHLBNY Funding Agreements	3,012	—	2,926	—	2,926
Short term and long-term debt	4,806	—	4,701	—	4,701
Policy loans	3,739	—	—	4,192	4,192
Separate Accounts liabilities	8,231	—	—	8,231	8,231
December 31, 2017:
Mortgage loans on real estate	$10,952	$—	$—	$10,912	$10,912
Loans to affiliates	1,230	—	1,230	—	1,230
Policyholders’ liabilities: Investment contracts	2,224	—	—	2,329	2,329
FHLBNY Funding Agreements	3,014	—	3,020	—	3,020
Short term and long-term debt	2,408	—	2,500	—	2,500
Loans from affiliates	3,622	—	3,622	—	3,622
Policy loans	3,819	—	—	4,754	4,754
Separate Accounts liabilities	7,537	—	—	7,537	7,537